Revenue and Other Income - Disclosure of Significant Revenue (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	$ 477.5	$ 275.4
Processing fees	6.4	6.3
Sales of commodities purchased from third parties	13.6	4.8
Other income	6.0	13.0
Oil and natural gas sales and other income	503.5	299.5
Crude oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	362.9	213.1
Natural gas liquids [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	38.2	16.3
Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	76.4	46.0
Oil and natural gas sales [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other income	$ 483.9	$ 281.7